Goodwill and Other Intangibles Estimated Future Amortization Expense (Details) $ in Millions	Jan. 02, 2016 USD ($)
Finite-Lived Intangible Assets Disclosure [Abstract]
2016	$ 14.0
2017	8.9
2018	5.3
2019	5.1
2020	$ 5.1